Employee Benefit Plans - Estimated Amounts Amortized from Accumulated Other Comprehensive Loss (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Actuarial loss	$ 44,602
Prior service credit	691
Total	$ 45,293